UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-07347

DWS Advisor Funds II

(Exact Name of Registrant as Specified in Charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/06

ITEM 1.               REPORT TO STOCKHOLDERS

JUNE 30, 2006

Semiannual Report
to Shareholders

DWS U.S. Bond Index Fund

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Other Information

Click Here Shareholder Meeting Results

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. The fund may not be able to replicate the Lehman Brothers Aggregate Bond Index closely enough to track its performance for several reasons, including the fund's cost to buy and sell securities, the flow of money into and out of the fund and the potential underperformance of securities selected. Additionally, the fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the bond fund, can decline and the investor can lose principal value. Please read this fund's prospectus for specific details regarding its investments and risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary June 30, 2006

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 6/30/06
DWS U.S. Bond Index Fund	6-Month*	1-Year	3-Year	5-Year	Life of Fund*
Institutional Class	-.67%	-.97%	1.90%	4.83%	5.87%
Lehman Brothers Aggregate Bond Index+	-.72%	-.81%	2.05%	4.97%	6.01%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

* Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on June 30, 1997. Index returns began June 30, 1997.

Net Asset Value and Distribution Information
Institutional Class
Net Asset Value: 6/30/06	$ 9.86
12/31/05	$ 10.18
Distribution Information: Six Months: Income Dividends as of 6/30/06	$ .25
Capital Gains Distributions as of 6/30/06	$ .006
June Income Dividend	$ .0424
SEC 30-day Yield as of 6/30/06++	5.37%
Current Annualized Distribution Rate as of 6/30/06++	5.23%

++ The SEC yield is net investment income per share earned over the month ended June 30, 2006, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 4.90% had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on June 30, 2006. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 4.76% had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Institutional Class Lipper Rankings — Intermediate Investment Grade Debt Funds Category as of 6/30/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	232	of	477	49
3-Year	159	of	411	39
5-Year	92	of	323	29

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total returns with distributions reinvested.

Growth of an Assumed $1,000,000 Investment
[] DWS U.S. Bond Index Fund — Institutional Class [] Lehman Brothers Aggregate Bond Index+

Yearly periods ended June 30
Comparative Results as of 6/30/06
DWS U.S. Bond Index Fund		1-Year	3-Year	5-Year	Life of Fund*
Institutional Class	Growth of $1,000,000	$990,300	$1,058,200	$1,265,700	$1,670,800
	Average annual total return	-.97%	1.90%	4.83%	5.87%
Lehman Brothers Aggregate Bond Index+	Growth of $1,000,000	$991,900	$1,062,800	$1,274,600	$1,690,200
	Average annual total return	-.81%	2.05%	4.97%	6.01%

The growth of $1,000,000 is cumulative.

The minimum initial investment for the Institutional Class is $1,000,000.

* The Fund commenced operations on June 30, 1997. Index returns began June 30, 1997.

+ The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2006
Actual Fund Return	Institutional Class
Beginning Account Value 1/1/06	$ 1,000.00
Ending Account Value 6/30/06	$ 993.30
Expenses Paid per $1,000*	$ .79
Hypothetical 5% Fund Return	Institutional Class
Beginning Account Value 1/1/06	$ 1,000.00
Ending Account Value 6/30/06	$ 1,024.00
Expenses Paid per $1,000*	$ .80

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Institutional Class
DWS U.S. Bond Index Fund	.16%

For more information, please refer to the Fund's prospectus.

Portfolio Management Review

In the following interview, Lead Portfolio Manager Louis R. D'Arienzo discusses the market environment and fund performance for DWS US Bond Index Fund during the six-month period ended June 30, 2006.

Q: How did DWS US Bond Index Fund perform during its most recent semiannual period?

A: DWS US Bond Index Fund closely tracked the performance of its benchmark, the Lehman Brothers Aggregate Bond Index, for the six months ended June 30, 2006.1 The fund produced a return of -0.67% (Institutional Class shares) for the semiannual period, as compared with -0.72% for the benchmark. The fund also outperformed the -0.73% average return of the 487 funds in its Lipper category, Intermediate Investment Grade Debt Funds.2 (Past performance is no guarantee of future results. Please see pages 4 through 5 for more complete performance information.)

1 The Lehman Brothers Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

2 The Lipper Intermediate Investment Grade Debt Funds category comprises funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to 10 years. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the Intermediate Investment Grade Debt Funds category. For the one-, three- and five-year periods this category's average was -0.92% (477 funds), and 1.76% (411 funds), and 4.39% (323 funds) respectively, as of 6/30/06. It is not possible to invest directly in a Lipper category.

Q: Will you characterize conditions for the bond market in the first half of 2006?

A: The US bond market followed up a disastrous first quarter with a tepid second quarter. Combined, this constituted the worst first-half market performance in seven years (as measured by the -0.72% return of the Lehman Brothers Aggregate Bond Index). In the second quarter, the Lehman Index fell 0.08%. As was the case during the first quarter, changes to monetary policy — and market expectations for future changes — were the focus of attention. Following the late March meeting of the Federal Open Market Committee (FOMC), US Federal Reserve Board (the Fed) Chairman Ben Bernanke disappointed the markets with a statement suggesting that short-term interest rates would continue to climb. This provided the impetus for an upward march in yields from April through mid-May. Bernanke's subsequent remarks to the press suggesting that the March statement should have been taken as neutral in terms of predicting future policy actions touched off a rally that lasted until mid-June. Numerous Fed officials (Mr. Bernanke included) then embarked on a public campaign to burnish their inflation-fighting credentials. Their statements pushed market sentiment back in favor of still tighter monetary policy.

Over the course of the first half of 2006, the federal funds rate was raised by 25 basis points (100 basis points equals 1.00%) at each of the four scheduled FOMC meetings, pushing the rate to 5.25% and leaving the market uncertain about the future course of monetary policy.

Q: How did market interest rates respond to this backdrop?

A: For the first half of 2006, two- and 10-year Treasury bond yields each rose 75 basis points, maintaining the same flat Treasury yield curve from year-end 2005.3 Since a bond's price moves in the opposite direction of its yield, this meant that bond prices generally fell. The short end of the yield curve moved higher following continuing credit tightening by the Fed during the six-month period, while the long end of the curve was reacting to higher commodity prices and worries over possible increases in inflation.

3 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields. Yield curve "flattening" means that the "spread", or difference between short- and long-term interest rates, is declining.

US Treasury Bond Yield Curve (12/31/05 and 6/30/06)

Past performance is no guarantee of future results.

Source: Bloomberg

Q: How did the various sectors within the US bond market perform?

A: Only two sectors of the market were able to generate positive returns: US agencies at 0.20% and asset-backed bonds at 0.44%. For the six-month period, all sectors provided negative returns compared with Treasury securities of similar maturity, although in relatively modest proportions.

Q: How do you expect to manage the fund in the coming months?

A: As an index fund, the fund seeks to replicate as closely as possible (before deduction of expenses) the investment performance of the benchmark, the Lehman Brothers Aggregate Bond Index. Thus, we neither evaluate short-term fluctuations in the fund's performance nor manage according to a given outlook for the bond market or the economy in general. Still, we will continue to monitor economic conditions and the way they affect the financial markets as the fund seeks to closely track the performance of the broad US bond market.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary

Asset Allocation (Excludes Securities Lending Collateral)	6/30/06	12/31/05

US Government Agency Sponsored Pass-Throughs	32%	34%
US Treasury Obligations	25%	16%
Corporate Bonds	17%	19%
US Government Sponsored Agencies	9%	12%
Foreign Bonds — US$ Denominated	5%	6%
Commercial and Non-Agency Mortgage-Backed Securities	4%	5%
Government National Mortgage Association	4%	4%
Cash Equivalents & Other, net	3%	2%
Asset Backed	1%	2%
	100%	100%
Corporate and Foreign Bonds Diversification (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/06	12/31/05

Financials	44%	45%
Consumer Discretionary	9%	9%
Sovereign Bonds	8%	8%
Telecommunication Services	7%	7%
Utilities	7%	7%
Consumer Staples	6%	5%
Energy	6%	6%
Industrials	5%	5%
Materials	3%	3%
Health Care	3%	3%
Information Technology	2%	2%
	100%	100%
Quality	6/30/06	12/31/05

US Government Obligations	70%	66%
AAA	10%	11%
AA	5%	5%
A	8%	10%
BBB	7%	8%
	100%	100%

Asset allocation, corporate and foreign bonds diversification and quality are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Effective Maturity	6/30/06	12/31/05

Under 1 year	3%	4%
1-4.99 years	35%	33%
5-9.99 years	52%	52%
10-14.99 years	5%	4%
15 years or greater	5%	7%
	100%	100%

Weighted average effective maturity: 7.03 years and 6.99 years, respectively.

Effective maturity is subject to change.

For more complete details about the Fund's investment portfolio, see page 14. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of June 30, 2006 (Unaudited)

	Principal Amount ($)	Value ($)

Corporate Bonds 16.7%
Consumer Discretionary 1.8%
Comcast Cable Communications Holdings, Inc.:
6.2%, 11/15/2008	100,000	100,990
6.875%, 6/15/2009	60,000	61,735
8.375%, 3/15/2013	90,000	99,958
Comcast Corp., 5.85%, 1/15/2010	25,000	24,976
Cox Communications, Inc., 7.875%, 8/15/2009	50,000	52,531
DaimlerChrysler NA Holding Corp.:
7.2%, 9/1/2009	150,000	154,721
8.0%, 6/15/2010	150,000	159,248
Federated Department Stores, Inc., 7.45%, 7/15/2017	150,000	161,456
Gannett Co., Inc., 6.375%, 4/1/2012	50,000	50,597
Gillette Co., 2.5%, 6/1/2008	50,000	47,248
Home Depot, Inc., 4.625%, 8/15/2010	100,000	96,318
Kimberly-Clark Corp., 5.625%, 2/15/2012	50,000	50,024
Knight-Ridder, Inc., 5.75%, 9/1/2017	25,000	22,570
News America Holdings, Inc., 9.25%, 2/1/2013	100,000	115,784
News America, Inc., 5.3%, 12/15/2014 (a)	25,000	23,724
R.R. Donnelley & Sons Co., 5.5%, 5/15/2015 (a)	25,000	23,033
Target Corp., 5.875%, 3/1/2012	200,000	202,070
TCI Communications, Inc., 7.125%, 2/15/2028	100,000	98,675
Time Warner Entertainment Co. LP, 7.25%, 9/1/2008	100,000	102,858
Time Warner, Inc.:
6.625%, 5/15/2029	10,000	9,608
6.75%, 4/15/2011	150,000	153,781
6.875%, 5/1/2012	100,000	103,347
6.95%, 1/15/2028	30,000	29,903
7.7%, 5/1/2032	25,000	27,171
Viacom, Inc.:
144A, 6.875%, 4/30/2036	100,000	96,506
7.7%, 7/30/2010	200,000	212,762
Walt Disney Co., 6.2%, 6/20/2014 (a)	75,000	76,231
		2,357,825
Consumer Staples 1.3%
Anheuser Busch Companies, Inc., 4.95%, 1/15/2014	100,000	94,869
Bottling Group LLC, 5.0%, 11/15/2013	50,000	47,549
Coca-Cola Co., 5.75%, 3/15/2011	25,000	25,110
Coca-Cola Enterprises, Inc., 8.5%, 2/1/2022	75,000	92,020
ConAgra Foods, Inc., 7.125%, 10/1/2026	100,000	103,206
Coors Brewing Co., 6.375%, 5/15/2012	10,000	10,176
CVS Corp., 4.0%, 9/15/2009	50,000	47,315
Fortune Brands, Inc., 4.875%, 12/1/2013	50,000	45,478
Fred Meyer, Inc., 7.45%, 3/1/2008	50,000	51,227
General Mills, Inc., 6.0%, 2/15/2012	48,000	48,282
H.J. Heinz Finance Co.:
6.0%, 3/15/2012	25,000	24,887
6.625%, 7/15/2011 (a)	25,000	25,571
Kellogg Co., Series B, 6.6%, 4/1/2011	50,000	51,651
Kraft Foods, Inc.:
4.0%, 10/1/2008	100,000	96,360
5.625%, 11/1/2011	50,000	49,249
6.25%, 6/1/2012	40,000	40,467
Kroger Co.:
7.5%, 4/1/2031	50,000	52,488
7.8%, 8/15/2007	50,000	50,890
Procter & Gamble Co., 6.875%, 9/15/2009	200,000	207,482
Safeway, Inc.:
6.5%, 11/15/2008	90,000	91,074
6.5%, 3/1/2011 (a)	80,000	80,852
Unilever Capital Corp., 7.125%, 11/1/2010	50,000	52,498
Wal-Mart Stores, Inc.:
4.375%, 7/12/2007	20,000	19,753
5.25%, 9/1/2035	200,000	174,505
6.875%, 8/10/2009	100,000	103,556
		1,686,515
Energy 0.9%
Alabama Power Co.:
5.5%, 10/15/2017	100,000	95,944
5.7%, 2/15/2033 (a)	50,000	46,703
Amoco Co., 6.5%, 8/1/2007	50,000	50,376
Anadarko Petroleum Corp., 7.5%, 10/15/2026	60,000	63,957
Burlington Resources, Inc., 7.375%, 3/1/2029	50,000	57,027
ChevronTexaco Capital Co., 3.5%, 9/17/2007	20,000	19,511
Conoco Funding Co., 6.35%, 10/15/2011	100,000	102,882
Conoco, Inc., 6.95%, 4/15/2029	150,000	163,222
Devon Financing Corp., 6.875%, 9/30/2011	100,000	103,970
Duke Capital Corp., 7.5%, 10/1/2009	50,000	52,511
Duke Energy Field Services Corp., 8.125%, 8/16/2030	25,000	29,266
Enterprise Products Operating LP:
Series B, 5.6%, 10/15/2014	50,000	47,333
Series B, 6.875%, 3/1/2033	25,000	24,445
Exelon Generation Co. LLC, 6.95%, 6/15/2011	25,000	26,066
Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011	60,000	61,294
MidAmerican Energy Holdings Co.:
3.5%, 5/15/2008	75,000	71,956
5.875%, 10/1/2012	25,000	24,800
PPL Energy Supply LLC, 6.4%, 11/1/2011	25,000	25,322
Valero Energy Corp., 6.875%, 4/15/2012	50,000	51,828
XTO Energy, Inc., 5.3%, 6/30/2015	50,000	46,479
		1,164,892
Financials 7.7%
Allstate Corp.:
5.35%, 6/1/2033	50,000	42,352
7.2%, 12/1/2009	100,000	104,650
American Express Credit Corp., 3.0%, 5/16/2008	50,000	47,703
American General Finance Corp.:
Series I, 3.875%, 10/1/2009	100,000	94,573
Series H, 5.375%, 10/1/2012	75,000	72,971
American International Group, Inc.:
2.875%, 5/15/2008	50,000	47,648
4.25%, 5/15/2013	100,000	90,902
Archstone-Smith Operating Trust, (REIT), 5.25%, 5/1/2015	75,000	70,506
Assurant, Inc., 5.625%, 2/15/2014	25,000	23,981
Avalonbay Communities, 6.125%, 11/1/2012 (a)	30,000	30,249
AXA Financial, Inc., 7.75%, 8/1/2010	100,000	106,416
Bank of America Corp.:
5.125%, 11/15/2014	100,000	95,053
5.875%, 2/15/2009	50,000	50,353
6.625%, 8/1/2007	100,000	100,796
7.8%, 2/15/2010	200,000	213,565
Bank of New York Co., Inc.:
5.2%, 7/1/2007	25,000	24,865
7.3%, 12/1/2009	65,000	68,191
Bank One Corp.:
7.625%, 10/15/2026	50,000	56,281
7.875%, 8/1/2010	50,000	53,802
BB&T Corp., 5.2%, 12/23/2015	100,000	94,433
Bear Stearns Companies, Inc., 4.0%, 1/31/2008	150,000	146,484
Boeing Capital Corp.:
6.1%, 3/1/2011 (a)	110,000	111,736
6.35%, 11/15/2007 (a)	50,000	50,373
Boston Properties, Inc., 6.25%, 1/15/2013	50,000	50,444
Caterpillar Financial Services Corp., Series F, 4.75%, 2/17/2015	25,000	23,143
Charter One Bank NA, 6.375%, 5/15/2012	10,000	10,350
Chubb Corp., 6.0%, 11/15/2011 (a)	10,000	10,059
CIT Group, Inc.:
5.0%, 11/24/2008	75,000	73,975
7.75%, 4/2/2012	100,000	108,403
Citigroup, Inc.:
5.0%, 9/15/2014	150,000	140,395
5.3%, 1/7/2016	100,000	95,248
5.875%, 2/22/2033	100,000	93,321
6.0%, 10/31/2033	100,000	94,734
6.5%, 1/18/2011	150,000	154,654
6.625%, 6/15/2032	50,000	51,477
7.25%, 10/1/2010	50,000	52,872
Countrywide Home Loans, Inc., 4.0%, 3/22/2011	100,000	92,003
Credit Suisse First Boston USA, Inc.:
6.125%, 11/15/2011	100,000	101,337
6.5%, 1/15/2012	100,000	103,185
Donaldson, Lufkin & Jenrette, Inc.:
4.875%, 1/15/2015	150,000	138,692
5.125%, 8/15/2015	25,000	23,366
EOP Operating LP:
7.0%, 7/15/2011	100,000	103,886
7.75%, 11/15/2007	45,000	46,114
ERP Operating LP, 6.625%, 3/15/2012	50,000	51,750
FleetBoston Financial Corp.:
6.875%, 1/15/2028	45,000	47,449
7.375%, 12/1/2009	65,000	68,432
Fund American Co., Inc., 5.875%, 5/15/2013	50,000	47,975
General Electric Capital Corp.:
Series A, 4.625%, 9/15/2009	63,000	61,240
5.45%, 1/15/2013	200,000	196,586
Series A, 5.875%, 2/15/2012	200,000	201,061
6.0%, 6/15/2012	200,000	202,297
Series A, 6.75%, 3/15/2032	50,000	53,371
6.875%, 11/15/2010	50,000	52,331
Hartford Financial Services Group, Inc., 4.625%, 7/15/2013	50,000	46,039
HSBC Bank USA, 4.625%, 4/1/2014 (a)	50,000	45,843
HSBC Finance Corp.:
4.75%, 7/15/2013	100,000	92,966
5.0%, 6/30/2015	50,000	46,141
5.5%, 1/19/2016	50,000	47,618
5.875%, 2/1/2009	100,000	100,615
6.375%, 10/15/2011	50,000	51,097
6.4%, 6/17/2008	100,000	101,330
6.75%, 5/15/2011	125,000	129,668
7.0%, 5/15/2012	100,000	105,233
International Lease Finance Corp., 3.5%, 4/1/2009	25,000	23,590
iStar Financial, Inc., 5.15%, 3/1/2012	75,000	71,310
John Deere Capital Corp.:
6.0%, 2/15/2009	35,000	35,250
7.0%, 3/15/2012	100,000	105,574
John Hancock Financial Services, Inc., 5.625%, 12/1/2008	25,000	25,030
JPMorgan Chase & Co.:
6.375%, 4/1/2008	100,000	100,893
6.75%, 2/1/2011	100,000	103,939
7.125%, 6/15/2009	100,000	103,584
KeyCorp., Series G, 4.7%, 5/21/2009	100,000	97,377
KFW International Finance, Inc., 7.0%, 3/1/2013	275,000	297,166
Lehman Brothers Holdings, Inc.:
3.5%, 8/7/2008	50,000	47,861
4.0%, 1/22/2008	50,000	48,694
Series G, 4.8%, 3/13/2014	200,000	184,904
Marsh & McLennan Companies, Inc., 5.375%, 7/15/2014 (a)	50,000	46,554
Marshall & Ilsley Corp., 4.375%, 8/1/2009	50,000	48,185
MBIA, Inc., 9.375%, 2/15/2011	125,000	142,944
MBNA America Bank NA, 4.625%, 8/3/2009	50,000	48,613
Merrill Lynch & Co., Inc.:
5.0%, 2/3/2014	25,000	23,377
Series C, 5.0%, 1/15/2015	25,000	23,271
6.0%, 2/17/2009	250,000	251,659
MetLife, Inc.:
5.0%, 6/15/2015	100,000	92,506
6.125%, 12/1/2011	25,000	25,429
Morgan Stanley, 4.75%, 4/1/2014	325,000	297,966
Morgan Stanley Dean Witter & Co.:
5.3%, 3/1/2013	100,000	96,726
6.6%, 4/1/2012	50,000	51,903
Nationwide Financial Services, 5.9%, 7/1/2012	25,000	24,974
PNC Funding Corp., 6.875%, 7/15/2007	100,000	100,772
Principal Life Income Fundings, 5.1%, 4/15/2014	25,000	23,895
ProLogis, 5.5%, 3/1/2013	20,000	19,409
Protective Life Secured Trust, Series 2004-A, 4.0%, 4/1/2011	25,000	23,167
Prudential Financial, Inc., Series B, 5.1%, 9/20/2014	100,000	94,218
Regions Financial Corp., 6.375%, 5/15/2012	50,000	51,384
Sanwa Bank Ltd., 7.4%, 6/15/2011	10,000	10,613
Simon Property Group LP, 6.35%, 8/28/2012	100,000	101,463
SLM Corp.:
Series A, 4.0%, 1/15/2009	150,000	144,131
Series A, 5.0%, 10/1/2013	25,000	23,560
Swiss Bank Corp., 7.0%, 10/15/2015 (a)	100,000	107,951
The Goldman Sachs Group, Inc.:
5.125%, 1/15/2015	50,000	46,744
5.15%, 1/15/2014	100,000	94,779
5.5%, 11/15/2014	200,000	191,947
6.45%, 5/1/2036	25,000	23,951
6.6%, 1/15/2012	50,000	51,603
6.65%, 5/15/2009	15,000	15,385
6.875%, 1/15/2011	50,000	51,954
7.35%, 10/1/2009	50,000	52,391
Toyota Motor Credit Corp., 5.5%, 12/15/2008	30,000	29,908
US Bancorp:
Series N, 3.95%, 8/23/2007	20,000	19,575
Series N, 5.1%, 7/15/2007 (a)	20,000	19,871
US Bank National Association:
4.8%, 4/15/2015	100,000	92,537
6.375%, 8/1/2011	100,000	102,915
Verizon Global Funding Corp.:
7.75%, 12/1/2030	50,000	53,927
7.75%, 6/15/2032	100,000	107,662
Wachovia Bank NA:
4.875%, 2/1/2015 (a)	75,000	69,407
5.0%, 8/15/2015 (a)	200,000	186,358
Wachovia Corp., 4.875%, 2/15/2014	50,000	46,789
Washington Mutual, Inc.:
4.375%, 1/15/2008 (a)	150,000	146,951
5.25%, 9/15/2017	20,000	18,270
Wells Fargo & Co.:
4.95%, 10/16/2013	50,000	47,058
5.0%, 11/15/2014	50,000	47,064
6.45%, 2/1/2011	75,000	77,226
7.55%, 6/21/2010	200,000	213,573
Wells Fargo Financial, Inc., 5.5%, 8/1/2012	25,000	24,632
		10,066,902
Health Care 0.6%
Amgen, Inc., 4.85%, 11/18/2014	25,000	23,253
Bristol-Myers Squibb Co., 5.75%, 10/1/2011	150,000	149,600
Merck & Co, Inc., 6.4%, 3/1/2028	250,000	249,103
Schering-Plough Corp.:
5.55%, 12/1/2013	50,000	48,468
6.75%, 12/1/2033	25,000	25,634
UnitedHealth Group, Inc.:
4.875%, 4/1/2013	25,000	23,570
5.0%, 8/15/2014	50,000	46,762
WellPoint Health Networks, Inc., 6.375%, 1/15/2012	100,000	101,671
Wyeth, 4.375%, 3/1/2008	100,000	97,973
		766,034
Industrials 1.0%
Archer-Daniels-Midland Co., 5.935%, 10/1/2032	75,000	71,964
Burlington North Santa Fe, 5.9%, 7/1/2012	100,000	100,548
Caterpillar, Inc., 7.3%, 5/1/2031	70,000	80,662
Cendant Corp., 6.25%, 1/15/2008	25,000	25,225
CRH America, Inc., 5.3%, 10/15/2013	100,000	94,695
FedEx Corp., 9.65%, 6/15/2012	50,000	58,868
General Dynamics Corp., 5.375%, 8/15/2015 (a)	100,000	97,088
Honeywell International, Inc., 7.5%, 3/1/2010	25,000	26,491
M.D.C. Holdings, Inc., 5.375%, 7/1/2015 (a)	25,000	21,854
Norfolk Southern Corp.:
5.64%, 5/17/2029	96,000	89,149
6.2%, 4/15/2009	50,000	50,534
7.8%, 5/15/2027	4,000	4,655
Northrop Grumman Corp., 7.125%, 2/15/2011	100,000	105,228
Pulte Homes, Inc., 6.375%, 5/15/2033	100,000	86,399
Raytheon Co., 6.75%, 8/15/2007	117,000	118,136
Republic Services, Inc., 7.125%, 5/15/2009	10,000	10,384
Union Pacific Corp.:
6.65%, 1/15/2011	50,000	51,702
6.79%, 11/9/2007	16,000	16,207
United Technologies Corp.:
6.1%, 5/15/2012	50,000	50,688
7.125%, 11/15/2010	50,000	52,750
Waste Management, Inc.:
6.5%, 11/15/2008	50,000	50,781
7.0%, 7/15/2028	50,000	51,830
		1,315,838
Information Technology 0.4%
First Data Corp., 4.85%, 10/1/2014 (a)	100,000	92,972
Hewlett-Packard Co., 6.5%, 7/1/2012 (a)	50,000	51,850
International Business Machines Corp.:
4.75%, 11/29/2012	100,000	94,764
6.5%, 1/15/2028 (a)	125,000	128,518
Motorola, Inc., 7.625%, 11/15/2010	8,000	8,567
Pitney Bowes, Inc., 3.875%, 6/15/2013	100,000	88,813
ProLogis, 5.75%, 4/1/2016	25,000	24,100
Scana Corp.:
6.25%, 2/1/2012	60,000	60,757
6.875%, 5/15/2011	25,000	26,057
		576,398
Materials 0.6%
Alcoa, Inc.:
6.0%, 1/15/2012	25,000	25,169
7.375%, 8/1/2010	100,000	105,705
Dow Chemical Co., 6.0%, 10/1/2012	100,000	100,737
E.I. du Pont de Nemours & Co., 6.875%, 10/15/2009	150,000	155,481
International Paper Co.:
5.5%, 1/15/2014	100,000	94,570
6.75%, 9/1/2011	40,000	41,330
Meadwestvaco Corp., 6.85%, 4/1/2012	70,000	71,240
Praxair, Inc., 3.95%, 6/1/2013 (a)	50,000	44,704
Weyerhaeuser Co., 6.75%, 3/15/2012	150,000	153,249
		792,185
Telecommunication Services 1.0%
Ameritech Capital Funding, 6.55%, 1/15/2028 (a)	100,000	94,607
AT&T Wireless Services, Inc., 7.875%, 3/1/2011	100,000	107,712
BellSouth Corp.:
5.2%, 9/15/2014	50,000	46,521
5.2%, 12/15/2016 (a)	50,000	45,518
6.0%, 11/15/2034 (a)	100,000	88,863
Cingular Wireless, 6.5%, 12/15/2011	75,000	76,855
Clear Channel Communications, Inc.:
4.4%, 5/15/2011	50,000	45,313
7.65%, 9/15/2010	50,000	52,148
Embarq Corp.:
7.082%, 6/1/2016	75,000	74,588
7.995%, 6/1/2036	25,000	25,128
GTE North, Inc., 5.65%, 11/15/2008	100,000	98,993
SBC Communications, Inc.:
5.1%, 9/15/2014	25,000	23,193
5.875%, 8/15/2012	150,000	148,364
Sprint Capital Corp.:
6.875%, 11/15/2028	195,000	196,444
8.375%, 3/15/2012	75,000	82,867
Verizon New York, Inc., Series A, 6.875%, 4/1/2012	25,000	25,332
Verizon Virginia, Inc., 4.625%, 3/15/2013	100,000	89,851
		1,322,297
Utilities 1.4%
American Electric Power Co., Inc., 5.25%, 6/1/2015	100,000	93,316
Arizona Public Service, 6.5%, 3/1/2012	25,000	25,315
Atmos Energy Corp., 4.95%, 10/15/2014	25,000	22,788
Boston Edison Co., 4.875%, 4/15/2014	25,000	23,583
Cleveland Electric Illuminating Co., Series D, 7.88%, 11/1/2017	75,000	84,226
Consolidated Edison Co. of New York, Inc., 4.875%, 2/1/2013	50,000	47,399
Consolidated Natural Gas Corp., 6.625%, 12/1/2008	200,000	203,185
Constellation Energy Group, Inc., 7.0%, 4/1/2012	25,000	26,060
Dominion Resources, Inc., Series A, 8.125%, 6/15/2010	90,000	96,588
DTE Energy Co., 7.05%, 6/1/2011	50,000	51,940
Exelon Corp., 6.75%, 5/1/2011	50,000	51,670
Florida Power & Light Co., 4.95%, 6/1/2035	50,000	41,474
General Electric Co., 5.0%, 2/1/2013	100,000	95,784
KeySpan Corp.:
7.875%, 2/1/2010	25,000	26,542
8.0%, 11/15/2030	50,000	58,425
Kinder Morgan, Inc., 6.5%, 9/1/2012	50,000	47,510
National Rural Utilities, 8.0%, 3/1/2032	100,000	120,759
Pacific Gas & Electric Co., 6.05%, 3/1/2034	125,000	117,977
Potomac Electric Power, 6.25%, 10/15/2007	100,000	100,555
Progress Energy, Inc.:
5.85%, 10/30/2008	25,000	25,001
6.85%, 4/15/2012	35,000	36,276
7.1%, 3/1/2011	90,000	93,884
PSI Energy, Inc., 5.0%, 9/15/2013	50,000	46,973
Public Service Co. of Colorado, 4.875%, 3/1/2013	75,000	71,254
Sempra Energy:
6.0%, 2/1/2013	25,000	24,880
7.95%, 3/1/2010	25,000	26,625
Southern California Edison Co., 6.0%, 1/15/2034	50,000	47,742
Wisconsin Energy Corp., 6.5%, 4/1/2011	50,000	51,197
		1,758,928
Total Corporate Bonds (Cost $22,365,869)		21,807,814

Foreign Bonds — US$ Denominated 4.9%
Consumer Discretionary 0.0%
British Sky Broadcasting Group PLC, 6.875%, 2/23/2009	50,000	51,190
Energy 0.4%
Alberta Energy Co., Ltd., 7.65%, 9/15/2010	10,000	10,675
Canadian National Resources Ltd., 5.45%, 10/1/2012	25,000	24,267
EnCana Corp., 4.75%, 10/15/2013	50,000	46,190
Pemex Project Funding Master Trust:
7.375%, 12/15/2014	100,000	103,200
7.875%, 2/1/2009	50,000	51,875
9.125%, 10/13/2010	150,000	164,250
Petro-Canada, 5.95%, 5/15/2035	100,000	91,426
		491,883
Financials 1.9%
Apache Finance Canada, 7.75%, 12/15/2029 (a)	25,000	29,340
Asian Development Bank, 4.5%, 9/4/2012	250,000	237,946
Axa, 8.6%, 12/15/2030	50,000	59,505
Barclays Bank PLC, 7.4%, 12/15/2009	60,000	63,179
British Transco Finance, Inc., 6.625%, 6/1/2018 (a)	100,000	105,351
China Development Bank, 5.0%, 10/15/2015 (a)	50,000	46,650
Corp. Andina De Fomento:
5.2%, 5/21/2013	75,000	71,133
6.875%, 3/15/2012	10,000	10,460
Deutsche Telekom International Finance BV:
5.25%, 7/22/2013	100,000	93,940
8.0%, 6/15/2010	50,000	53,678
Dow Capital BV, 9.2%, 6/1/2010	50,000	55,689
European Investment Bank:
4.0%, 3/3/2010	250,000	238,826
4.625%, 5/15/2014	50,000	47,484
HSBC Holding PLC, 7.5%, 7/15/2009	150,000	157,363
Koninklijke (Royal) KPN NV:
8.0%, 10/1/2010	25,000	26,517
8.375%, 10/1/2030	50,000	53,677
Korea Development Bank, 4.625%, 9/16/2010	100,000	95,386
Kreditanstalt fuer Wiederaufbau:
3.5%, 3/14/2008	200,000	193,615
4.25%, 6/15/2010	110,000	105,314
Landwirtschaftliche Rentenbank, 3.875%, 3/15/2010	250,000	237,137
National Australia Bank Ltd., Series A, 8.6%, 5/19/2010	50,000	54,796
National Westminster Bank PLC, 7.375%, 10/1/2009	50,000	52,944
Royal Bank of Scotland Group PLC:
5.05%, 1/8/2015	100,000	94,402
7.648%, 8/31/2049	50,000	53,812
Santander Central Hispano Issuances, 7.625%, 9/14/2010	50,000	53,442
Svensk Exportkredit AB, Series C, 4.0%, 6/15/2010 (a)	100,000	94,929
The International Bank for Reconstruction & Development, 8.625%, 10/15/2016	100,000	122,144
		2,508,659
Industrials 0.1%
Canadian National Railway Co., 4.4%, 3/15/2013	50,000	46,214
Tyco International Group SA:
6.0%, 11/15/2013	20,000	19,814
6.375%, 10/15/2011	40,000	40,815
7.0%, 6/15/2028	50,000	52,180
		159,023
Materials 0.1%
Alcan, Inc.:
4.5%, 5/15/2013	100,000	91,568
4.875%, 9/15/2012	10,000	9,497
5.2%, 1/15/2014	25,000	23,685
		124,750
Sovereign Bonds 1.6%
Canadian Government, 5.25%, 11/5/2008 (a)	100,000	100,101
Government of Malaysia, 8.75%, 6/1/2009	10,000	10,751
Kingdom of Sweden, 12.0%, 2/1/2010	220,000	266,407
Province of British Columbia, 5.375%, 10/29/2008	50,000	49,968
Province of Manitoba, 5.5%, 10/1/2008	200,000	200,148
Province of Nova Scotia, 5.75%, 2/27/2012	50,000	50,381
Province of Ontario:
4.375%, 2/15/2013	100,000	93,943
4.5%, 2/3/2015 (a)	150,000	139,469
Province of Quebec, 5.75%, 2/15/2009	50,000	50,285
Republic of Chile, 6.875%, 4/28/2009	10,000	10,264
Republic of Italy:
3.625%, 9/14/2007	20,000	19,565
4.5%, 1/21/2015	250,000	231,381
6.875%, 9/27/2023 (a)	200,000	220,909
Republic of Korea, 8.875%, 4/15/2008	50,000	52,868
United Mexican States:
4.625%, 10/8/2008	25,000	24,375
6.375%, 1/16/2013 (a)	350,000	350,875
8.625%, 3/12/2008	40,000	42,000
Series A, 9.875%, 2/1/2010	190,000	213,750
		2,127,440
Telecommunication Services 0.6%
British Telecommunications PLC:
8.375%, 12/15/2010	50,000	54,894
8.875%, 12/15/2030	70,000	86,030
France Telecom SA:
7.75%, 3/1/2011	75,000	80,565
8.5%, 3/1/2031	75,000	90,246
Nippon Telegraph & Telephone Corp., 6.0%, 3/25/2008 (a)	10,000	10,057
Telecom Italia Capital:
5.25%, 10/1/2015	50,000	45,256
6.375%, 11/15/2033	75,000	67,812
Telefonica Europe BV, 7.75%, 9/15/2010	125,000	132,606
Vodafone Group PLC:
5.0%, 12/16/2013	100,000	92,426
7.75%, 2/15/2010	50,000	52,846
		712,738
Utilities 0.2%
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	100,000	125,909
Ontario Electricity Financial Corp., 6.1%, 1/30/2008	35,000	35,286
United Utilities PLC, 5.375%, 2/1/2019	30,000	27,156
		188,351
Total Foreign Bonds — US$ Denominated (Cost $6,456,655)		6,364,034

Asset Backed 1.4%
Automobile Receivables 0.4%
Capital One Prime Auto Receivables Trust, "A3", Series 2006-1, 4.99%, 9/15/2010	100,000	99,041
Chase Manhattan Auto Owner Trust, "A3", Series 2005-B, 4.84%, 7/15/2009	100,000	99,182
Honda Auto Receivables Owner Trust, "A4", Series 2004-2, 3.81%, 10/15/2009	100,000	97,443
Household Automotive Trust, "A3", Series 2005-3, 4.8%, 10/18/2010	100,000	98,848
Nissan Auto Receivables Owner Trust, "A4", Series 2005-C, 4.31%, 3/15/2011	100,000	96,793
		491,307
Credit Card Receivables 0.6%
Capital One Multi-Asset Execution Trust, "A7", Series 2005-A7, 4.7%, 6/15/2015	100,000	95,327
Citibank Credit Card Issuance Trust, "A10", Series 2003-A10, 4.75%, 12/10/2015	100,000	94,229
Citibank Credit Card Master Trust I, "A", Series 1999-2, 5.875%, 3/10/2011	100,000	100,779
MBNA Credit Card Master Note Trust:
"A1", Series 2005-A1, 4.2%, 9/15/2010	100,000	97,780
"A1", Series 2006-A1, 4.9%, 7/15/2011	200,000	197,107
MBNA Master Credit Card Trust:
"A", Series 1999-B, 5.9%, 8/15/2011	50,000	50,512
"A", Series 1999-J, 7.0%, 2/15/2012	200,000	208,732
		844,466
Home Equity Loans 0.2%
Chase Funding Mortgage Loan, "1A4", Series 2004-2, 5.323%, 5/25/2031	100,000	99,134
GMAC Mortgage Corp. Loan Trust, "A5", Series 2004-HE5, 4.865%, 9/25/2034	100,000	96,969
		196,103
Miscellaneous 0.2%
Centerpoint Energy Transition II, "A4", Series 2005-A, 5.17%, 8/1/2019	100,000	95,560
Detroit Edison Securitization, "A3", Series 2001-1, 5.875%, 3/1/2010	68,724	68,915
Oncor Electric Delivery Transition Bond Co., "A3", Series 2003-1, 4.95%, 2/15/2015	100,000	97,038
PECO Energy Transition Trust, "A7", Series 1999-A, 6.13%, 3/1/2009	50,000	50,341
		311,854
Total Asset Backed (Cost $1,878,007)		1,843,730

US Government Sponsored Agencies 9.2%
Federal Home Loan Bank:
2.75%, 3/14/2008	625,000	597,600
3.875%, 6/14/2013 (a)	1,000,000	906,674
4.5%, 11/15/2012 (a)	1,000,000	946,638
Federal Home Loan Mortgage Corp.:
4.125%, 7/12/2010 (a)	1,000,000	951,275
4.25%, 7/15/2009	2,000,000	1,934,638
4.5%, 1/15/2013 (a)	500,000	472,571
6.75%, 9/15/2029	3,000	3,421
7.0%, 3/15/2010 (a)	450,000	472,694
Federal National Mortgage Association:
4.25%, 5/15/2009 (a)	750,000	726,754
4.375%, 10/15/2006 (a)	1,600,000	1,595,374
5.25%, with various maturities from 4/15/2007 until 1/15/2009 (a)	1,500,000	1,495,296
6.25%, 5/15/2029	450,000	486,659
6.96%, 4/2/2007	500,000	505,032
7.125%, 1/15/2030 (a)	50,000	59,721
7.25%, 5/15/2030 (a)	650,000	788,117
Total US Government Sponsored Agencies (Cost $12,290,660)		11,942,464

US Government Agency Sponsored Pass-Throughs 32.5%
Federal Home Loan Mortgage Corp.:
4.0%, 1/1/2020	816,427	752,675
4.5%, 11/1/2020	1,904,910	1,798,448
5.0%, with various maturities from 9/17/2007 until 9/1/2035	7,534,002	7,176,175
5.5%, with various maturities from 11/1/2013 until 6/1/2035	5,596,839	5,394,336
6.0%, with various maturities from 10/1/2034 until 6/1/2036	1,878,723	1,851,279
6.5%, with various maturities from 12/1/2014 until 9/1/2034	840,424	845,979
7.0%, with various maturities from 12/1/2024 until 12/1/2026	87,746	90,084
7.5%, with various maturities from 5/1/2024 until 7/1/2027	25,528	26,497
Federal National Mortgage Association:
4.5%, with various maturities from 2/1/2020 until 7/1/2035	2,926,945	2,729,581
5.0%, with various maturities from 11/1/2020 until 4/1/2036	8,616,762	8,172,355
5.5%, with various maturities from 1/1/2018 until 6/1/2036**	7,650,561	7,374,961
6.0%, with various maturities from 10/1/2009 until 6/1/2036	4,055,308	4,013,127
6.5%, with various maturities from 1/1/2018 until 10/1/2034	1,131,913	1,142,494
7.0%, with various maturities from 6/1/2012 until 12/1/2033	816,033	836,188
7.5%, with various maturities from 1/1/2024 until 4/1/2028	44,388	46,056
8.0%, with various maturities from 12/1/2021 until 11/1/2031	77,710	81,997
8.5%, with various maturities from 12/1/2025 until 8/1/2031	32,472	34,861
Total US Government Agency Sponsored Pass-Throughs (Cost $43,917,119)		42,367,093

Commercial and Non-Agency Mortgage-Backed Securities 4.3%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2004-1, 4.76%, 11/10/2039	200,000	186,604
"A3", Series 2003-2, 4.873%, 3/11/2041	300,000	286,399
Bear Stearns Commercial Mortgage Securities, Inc.:
"A2", Series 1999-WF2, 7.08%, 7/15/2031	400,000	413,489
"A1", Series 2000-WF2, 7.11%, 10/15/2032	180,434	183,140
"A2", Series 2000-WF1, 7.78%, 2/15/2032	150,000	158,656
Capco America Securitization Corp., "A1B", Series 1998-D7, 6.26%, 10/15/2030	100,000	101,170
Citigroup Commercial Mortgage Trust, "A4", Series 2004-C1, 5.356%*, 4/15/2040	100,000	97,268
Commercial Mortgage Pass-Through Certificate, "A2", Series 2004-LB4A, 4.049%, 10/15/2037	200,000	190,486
Countrywide Asset-Backed Certificates, "AF3", Series 2005-1, 4.575%, 7/25/2035	100,000	98,744
Credit Suisse Mortgage Capital Certificates, "A4", Series 2006-C1, 5.609%, 2/15/2039	180,000	175,633
CS First Boston Mortgage Securities Corp.:
"A2", Series 2003-CPN1, 4.597%, 3/15/2035	215,000	201,018
"A3", Series 2001-CF2, 6.238%, 2/15/2034	197,355	198,127
DLJ Commercial Mortgage Corp., "A1B", Series 1998-CG1, 6.41%, 6/10/2031	83,917	84,727
First Union National Bank Commercial Mortgage:
"A2", Series 2001-C4, 6.223%, 12/12/2033	150,000	153,127
"A1", Series 1999-C4, 7.184%, 12/15/2031	20,049	20,135
GE Capital Commercial Mortgage Corp., "A4", Series 2003-C2, 5.145%, 7/10/2037	337,000	323,825
GMAC Commercial Mortgage Securities, Inc., "A4", Series 2003-C3, 5.023%, 4/10/2040	200,000	190,155
Greenwich Capital Commercial Funding Corp., "A7", Series 2004-GG1, 5.317%, 6/10/2036	200,000	193,136
GS Mortgage Securities Corp. II:
"A4A", Series 2005-GG4, 4.751%, 7/10/2039	100,000	92,421
"A6", Series 2004-GG2, 5.396%, 8/10/2038	100,000	96,734
JPMorgan Chase Commercial Mortgage Securities:
"A2", Series 2004-C1, 4.302%, 1/15/2038	300,000	281,238
"A2", Series 2002-CIB5, 5.161%, 10/12/2037	200,000	193,428
LB Commercial Conduit Mortgage Trust, "A1", Series 1999-C2, 7.105%, 10/15/2032	34,714	34,794
LB-UBS Commercial Mortgage Trust:
"A4", Series 2002-C1, 6.462%, 3/15/2031	200,000	206,376
"A2", Series 2001-C2, 6.653%, 11/15/2027	100,000	103,557
Merrill Lynch Mortgage Trust:
"A4", Series 2005-MCP1, 4.747%, 6/12/2043	200,000	184,294
"A6", Series 2005-CKI1, 5.244%, 11/12/2037	100,000	95,929
Merrill Lynch/Countrywide Commercial Mortgage Trust, "A4", Series 2006-1, 5.62%, 2/12/2039	200,000	194,721
Morgan Stanley Capital I, "A4", Series 2005-HQ5, 5.168%, 1/14/2042	250,000	238,087
Morgan Stanley Dean Witter Capital I:
"A2", Series 2002-TOP7, 5.98%, 1/15/2039	185,000	186,227
"A2", Series 1999-LIFE, 7.11%, 4/15/2033	100,000	103,579
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2003-C9, 4.608%, 12/15/2035	100,000	95,135
"A4", Series 2004-C15, 4.803%, 10/15/2041	200,000	185,493
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $5,689,846)		5,547,852

Municipal Bonds and Notes 0.1%
Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033	75,000	67,380
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	25,000	24,850
Total Municipal Bonds and Notes (Cost $94,457)		92,230

Government National Mortgage Association 3.5%
Government National Mortgage Association:
5.5%, with various maturities from 9/15/2033 until 3/15/2035	2,501,726	2,423,149
6.0%, with various maturities from 2/15/2029 until 8/15/2035	1,115,340	1,107,189
6.5%, with various maturities from 11/15/2023 until 8/15/2034	685,417	693,529
7.5%, with various maturities from 8/15/2029 until 6/15/2032	104,216	108,951
8.0%, with various maturities from 7/15/2022 until 3/15/2032	152,414	161,712
8.5%, 11/15/2029	23,788	25,537
9.0%, 1/15/2023	29,087	31,432
Total Government National Mortgage Association (Cost $4,695,203)		4,551,499

US Treasury Obligations 25.6%
US Treasury Bonds:
4.5%, 2/15/2036 (a)	350,000	313,824
5.375%, 2/15/2031 (a)	1,670,000	1,698,834
6.0%, 2/15/2026 (a)	810,000	877,394
6.25%, 8/15/2023 (a)	700,000	772,024
7.25%, 8/15/2022 (a)	900,000	1,085,836
7.625%, 11/15/2022 (a)	90,000	112,423
7.875%, 2/15/2021 (a)	300,000	377,484
8.0%, 11/15/2021 (a)	565,000	722,582
8.75%, 5/15/2020	300,000	400,758
8.75%, 8/15/2020 (a)	450,000	602,649
US Treasury Notes:
3.0%, 11/15/2007 (a)	1,500,000	1,456,347
3.5%, 8/15/2009 (a)	1,500,000	1,430,684
3.5%, 11/15/2009 (a)	1,750,000	1,663,389
3.625%, 7/15/2009 (a)	500,000	479,121
3.875%, 9/15/2010 (a)	2,500,000	2,385,547
4.125%, 5/15/2015 (a)	540,000	501,420
4.25%, 11/30/2007 (a)	3,650,000	3,601,809
4.25%, 1/15/2011 (a)	2,700,000	2,607,082
4.25%, 8/15/2013 (a)	650,000	616,688
4.375%, 11/15/2008 (a)	1,650,000	1,621,770
4.5%, 2/15/2009 (a)	2,900,000	2,854,122
4.5%, 11/15/2015 (a)	4,375,000	4,167,187
4.5%, 2/15/2016 (a)	1,660,000	1,579,334
4.625%, 2/29/2008 (a)	1,500,000	1,486,347
Total US Treasury Obligations (Cost $34,240,783)		33,414,655
	Shares	Value ($)

Securities Lending Collateral 29.9%
Daily Assets Fund Institutional, 5.10% (b) (c) (Cost $38,981,266)	38,981,266	38,981,266

Cash Equivalents 3.2%
Cash Management QP Trust, 5.07% (d) (Cost $4,161,968)	4,161,968	4,161,968
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $174,771,833)+	131.3	171,074,605
Other Assets and Liabilities, Net	(31.3)	(40,758,131)
Net Assets	100.0	130,316,474

* Floating rate notes are securities whose yields vary with a designated market index or maturity rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2006.

** When-issued security

+ The cost for federal income tax purposes was $174,771,833. At June 30, 2006, net unrealized depreciation for all securities based on tax cost was $3,697,228. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $650,155 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,347,383.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2006 amounted to $38,381,541 which is 29.5% of net assets.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending.

(d) Cash Management QP Trust, an affilated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp, Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2006 (Unaudited)
Investments: Investments in securities, at value (cost $131,628,599) — including $38,381,541 of securities loaned	$ 127,931,371
Investment in Cash Management QP Trust (cost $4,161,968)	4,161,968
Investment in Daily Assets Fund Institutional (cost $38,981,266)*	38,981,266
Total investments in securities, at value (cost $174,771,833)	171,074,605
Cash	10,000
Receivable for Fund shares sold	498,132
Interest receivable	1,340,291
Other assets	22,772
Total assets	172,945,800
Liabilities
Distributions payable	76,578
Payable upon return of securities loaned	38,981,266
Payable for investments purchased	2,511,656
Payable for when issued and forward delivery securities	691,045
Payable for Fund shares redeemed	264,383
Other accrued expenses and payables	104,398
Total liabilities	42,629,326
Net assets, at value	$ 130,316,474
Net Assets
Net assets consist of: Undistributed net investment income	4,050
Net unrealized appreciation (depreciation) on investment securities	(3,697,228)
Accumulated net realized gain (loss)	(75,855)
Paid-in capital	134,085,507
Net assets, at value	$ 130,316,474
Net Asset Value
Net Asset Value, offering and redemption price(a) per share ($130,316,474 ÷ 13,222,812 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.86

* Represents collateral on securities loaned.

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2006(a) (Unaudited)
Investment Income
Net investment income allocated from the U.S. Bond Index Portfolio: Interest	$ 247,465
Interest — Cash Management QP Trust	4,980
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	3,464
Expenses allocated from the Portfolio(b)	(4,347)
Net investment income (loss) allocated from the U.S. Bond Index Portfolio	251,562
Interest	2,801,324
Interest — Cash Management QP Trust	91,796
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	30,024
Total Income	3,174,706
Expenses: Investment advisory fee	85,318
Administrative service fee	103,025
Administration fee	10,649
Custodian fee	6,121
Auditing	15,816
Legal	25,110
Trustees' fees and expenses	3,590
Reports to shareholders	28,839
Registration fees	11,765
Services to shareholders	3,056
Pricing service fee	35,554
Other	9,159
Total expenses before expense reductions	338,002
Expense reductions	(239,888)
Total expenses after expense reductions	98,114
Net investment income	3,076,592

(a) On January 13, 2006, the U.S. Bond Index Portfolio, a master portfolio for a master-feeder structure, closed. The Statement of Operations includes the DWS U.S. Bond Index Fund's information as a stand-alone and feeder fund for the respective periods (see Note A in the Notes to Financial Statements).

(b) For the period from January 1, 2006 through January 13, 2006, the Advisor of the U.S. Bond Index Portfolio waived/reimbursed fees in the amount of $29,093, which was allocated to the Fund.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2006(a) (Unaudited) (continued)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) allocated from the U.S. Bond Index Portfolio from investments	(75,921)
Net realized gain (loss) from investments	(71,833)
(147,754)
Net unrealized appreciation (depreciation) during the period allocated from the U.S. Bond Index Portfolio on investments	517,684
Net unrealized appreciation (depreciation) during the period on investments	(4,331,510)
(3,813,826)
Net gain (loss) on investment transactions	(3,961,580)
Net increase (decrease) in net assets resulting from operations	$ (884,988)

(a) On January 13, 2006, the U.S. Bond Index Portfolio, a master portfolio for a master-feeder structure, closed. The Statement of Operations includes the DWS U.S. Bond Index Fund's information as a stand-alone and feeder fund for the respective periods (see Note A in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2006(a) (Unaudited)	Year Ended December 31, 2005
Operations: Net investment income	$ 3,076,592	$ 6,845,881
Net realized gain (loss) on investment transactions	(147,754)	187,957
Net unrealized appreciation (depreciation) during the period on investment transactions	(3,813,826)	(3,470,654)
Net increase (decrease) in net assets resulting from operations	(884,988)	3,563,184
Distributions to shareholders from: Net investment income	(3,081,503)	(6,837,606)
Net realized gains	(74,461)	(285,778)
Fund share transactions: Proceeds from shares sold	21,106,702	32,369,863
Reinvestment of distributions	2,521,221	6,024,824
Cost of shares redeemed	(9,750,320)	(74,141,912)
Redemption fees	348	826
Net increase (decrease) in net assets from Fund share transactions	13,877,951	(35,746,399)
Increase (decrease) in net assets	9,836,999	(39,306,599)
Net assets at beginning of period	120,479,475	159,786,074
Net assets at end of period (including undistributed net investment income of $4,050 and $8,961, respectively)	$ 130,316,474	$ 120,479,475

a On January 13, 2006, the U.S. Bond Index Portfolio, a master portfolio for a master-feeder structure, closed. The Statement of Changes in Net Assets includes the DWS U.S. Bond Index Fund's information as a stand-alone and feeder fund for the respective periods (See Note A in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Years Ended December 31,	2006[a]	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value, beginning of period	$ 10.18	$ 10.41	$ 10.46	$ 10.60	$ 10.42	$ 10.24
Income (loss) from investment operations: Net investment income (loss)	.24[b]	.43[b]	.37[b]	.44[b]	.52[b]	.59
Net realized and unrealized gain (loss) on investment transactions	(.30)	(.20)	.06	(.05)	.50	.23
Total from investment operations	(.06)	.23	.43	.39	1.02	.82
Less distributions from: Net investment income	(.25)	(.44)	(.37)	(.42)	(.52)	(.59)
Net realized gain on investment transactions	(.01)	(.02)	(.11)	(.11)	(.32)	(.05)
Total distributions	(.26)	(.46)	(.48)	(.53)	(.84)	(.64)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 9.86	$ 10.18	$ 10.41	$ 10.46	$ 10.60	$ 10.42
Total Return (%)[c]	(.67)**	2.22	4.27	3.75	10.04	8.19
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	130	120	160	143	100	110
Ratio of expenses before expense reductions, including expenses allocated from the U.S. Bond Index Portfolio (%)	.60*	.57	.48	.50	.52	.53
Ratio of expenses after expense reductions, including expenses allocated from the U.S. Bond Index Portfolio (%)	.16*	.15	.15	.15	.15	.15
Ratio of net investment income (loss) (%)	4.95*	4.24	3.57	4.27	4.94	5.68
Portfolio turnover rate	21e*	45[d]	71[d]	173[d]	235[d]	232

[a] For the six months ended June 30, 2006 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total return would have been lower had certain expenses not been reduced.

[d] The portfolio turnover rates including mortgage dollar roll transactions were 203%, 341%, 271% and 266% for the periods ended December 31, 2005, December 31, 2004, December 31, 2003 and December 31, 2002, respectively.

[e] On January 13, 2006, the U.S. Bond Index Portfolio was closed (See Note A in the Notes to Financial Statements). This ratio includes the purchase and sale of portfolio securities of the DWS U.S. Bond Index Fund as a stand-alone fund in addition to the U.S. Bond Index Portfolio.

* Annualized.

** Not annualized.

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS U.S. Bond Index Fund (the "Fund") is a diversified series of the DWS Advisor Funds II (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

On August 8, 2005, the Board of Directors approved dissolving the DWS U.S. Bond Index Fund master-feeder structure, and converting the Fund to a stand-alone fund. On January 13, 2006, the Fund received net assets with a value of $121,508,592 which included net unrealized appreciation of $669,128 from the U.S. Bond Index Portfolio (the "Portfolio") in a tax free exchange for its beneficial ownership in the Portfolio. Activity prior to this conversion is included in the Financial Statements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investments companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. The Fund is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to earn interest and receive principal payment on securities sold. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of the securities sold by the Fund may decline below the repurchase price of those securities.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. Management will begin to evaluate the application of the Interpretation to the Fund and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

Distribution of Income and Gains. Net investment income is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on the Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended June 30, 2006, purchases and sales of investment securities (excluding short-term investments and US Treasury obligations, including the purchases and sales of securities as a stand-alone fund and the U.S. Bond Index Portfolio) aggregated $10,875,801 and $12,541,959, respectively. Purchases and sales of US Treasury obligations aggregated $14,244,748 and $0, respectively.

C. Related Parties

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Advisor for the Fund.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.15% of the Fund's average daily net assets, computed and accrued daily and payable monthly. Northern Trust Investments, N.A. ("NTI") serves as sub-advisor to the Fund and is paid by the Advisor for its services. NTI is responsible for the day to day management of the Fund.

For the period January 1, 2006 through May 31, 2006, the Advisor and the Administrator have contractually agreed to waive a portion of their fees and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized expenses at 0.15% including expenses allocated from the Portfolio.

Effective June 1, 2006 through September 30, 2006, the Advisor and Administrator have contractually agreed to waive a portion of their fees and/or reimburse expenses of the Fund necessary to maintain the total operating expenses at 0.147% (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses).

For the period January 1, 2006 through January 13, 2006, the Investment Advisory Fee charged to the Portfolio was $7,939, all of which was waived. In addition, the Advisor and Administrator reimbursed the Portfolio $18,508 of other expenses.

For the period from January 14, 2006 through June 30, 2006, the Investment Advisory Fee charged to the Fund was $85,318, all of which was waived.

In addition, under this arrangement the Advisor and Administrator reimbursed the Fund $50,735 of other expenses.

Administrative Service Fee. Prior to June 1, 2006, Investment Company Capital Corp. ("ICCC" or the "Administrator"), an indirect, wholly owned subsidiary of Deutsche Bank AG, was the Fund's Administrator. For its services as Administrator, ICCC received a fee (the "Administrative Service Fee") of 0.20% of the Fund's average daily net assets, computed and accrued daily and paid monthly.

For the period January 1, 2006 through May 31, 2006, the Administrative Service Fee charged to the Fund was $103,025, all of which was waived.

Effective June 1, 2006, the Administration Agreement with ICCC was terminated and the Fund entered into an Administrative Services Agreement with Deutsche Investment Management Americas Inc. ("DeIM"), an indirect, wholly owned subsidiary of Deutsche Bank AG, pursuant to which DeIM provided most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DeIM a fee of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the period June 1, 2006 through June 30, 2006, the administration fee charged to the Fund was $10,649, all of which was waived.

For the period January 1, 2006 through January 13, 2006, ICCC served as Administrator for the Portfolio and received a fee of 0.05% of the average daily net assets, computed and accrued daily and payable monthly. For the period January 1, 2006 through January 13, 2006, the Administrative Service Fee charged to the Portfolio was $2,646, all of which was waived.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Fund. Prior to June 1, 2006, the fees were paid under the Administrative Service Agreement with ICCC. For the period June 1, 2006 through June 30, 2006, the amount charged to the Fund by DWS-SISC aggregated $2,982, all of which was waived by the Advisor.

Typesetting and Filing Service Fees. Under an agreement with DeIM, DeIM is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2006, the amount charged to the Fund by DeIM included in reports to shareholders aggregated $11,040, of which $8,520 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Board and the Chairman of each committee of the Board receive additional compensation for their services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by its Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay its Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Expense Reductions

For the six months ended June 30, 2006, the Advisor agreed to reimburse the Fund $2,133, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended June 30, 2006, the Fund's custodian fees were reduced by $46 for custody credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under this agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended June 30, 2006		Year Ended December 31, 2005
	Shares	Dollars	Shares	Dollars
Shares sold	2,110,921	$ 21,106,702	3,143,650	$ 32,369,863
Shares issued to shareholders in reinvestment of distributions	252,332	$ 2,521,221	586,077	$ 6,024,824
Shares redeemed	(974,342)	$ (9,750,320)	(7,251,945)	$ (74,141,912)
Redemption fees		$ 348		$ 826
Net increase (decrease)	1,388,911	$ 13,877,951	(3,522,218)	$ (35,746,399)

G. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to the regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM's practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, DWS Scudder Distributors, Inc. is in settlement discussions with the Enforcement Staff of the NASD regarding DWS Scudder Distributors' payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors' procedures regarding non-cash compensation regarding entertainment provided to such associated persons.

H. Subsequent Event

On July 10, 2006, DWS U.S. Bond Index Fund became a series of DWS Institutional Funds, an open-end investment management company. Prior to July 10, 2006, DWS U.S. Bond Index Fund was a series of DWS Advisor Funds II, an open-end investment management company.

Other Information

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Shareholder Meeting Results

A Special Meeting of shareholders (the "Meeting") of DWS U.S. Bond Index Fund (the "Fund") was held on May 5, 2006, at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

I. Election of Trustees. ("Number of Votes" represents all Funds that are series of DWS Advisor Funds II.)

	Number of Votes:
	For	Withheld
Henry P. Becton, Jr.	24,443,160.842	314,924.000
Dawn-Marie Driscoll	24,442,894.842	315,190.000
Keith R. Fox	24,443,320.842	314,764.000
Kenneth C. Froewiss	24,443,320.842	314,764.000
Martin J. Gruber	24,443,320.842	314,764.000
Richard J. Herring	24,443,320.842	314,764.000
Graham E. Jones	24,443,320.842	314,764.000
Rebecca W. Rimel	24,442,894.842	315,190.000
Philip Saunders, Jr.	24,443,160.842	314,924.000
William N. Searcy, Jr.	24,443,160.842	314,924.000
Jean Gleason Stromberg	24,442,894.842	315,190.000
Carl W. Vogt	24,443,320.842	314,764.000
Axel Schwarzer	24,443,160.842	314,924.000

II-A. Approval of an Amended and Restated Investment Management Agreement with the Fund's Current Investment Advisor:

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
7,746,980.837	47,666.238	28,227.000	1,546,735.000

II-B. Approval of an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc.:

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
7,749,232.075	45,406.000	28,236.000	1,546,735.000

II-C. Approval of a Subadvisor Approval Policy:

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
7,748,137.075	44,499.000	30,238.000	1,546,735.000

III. Approval of revised fundamental investment restrictions on:

III-A. Borrowing Money

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
7,762,578.075	51,202.000	9,094.000	1,546,735.000

III-B. Pledging Assets

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
7,762,747.075	51,033.000	9,094.000	1,546,735.000

III-C. Senior Securities

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
7,762,747.075	51,033.000	9,094.000	1,546,735.000

III-D. Concentration

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
7,762,747.075	51,033.000	9,094.000	1,546,735.000

III-E. Underwriting of Securities

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
7,762,747.075	51,033.000	9,094.000	1,546,735.000

III-F. Real Estate Investments

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
7,762,747.075	51,033.000	9,094.000	1,546,735.000

III-G. Commodities

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
7,762,578.075	51,202.000	9,094.000	1,546,735.000

III-H. Lending

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
7,762,747.075	51,033.000	9,094.000	1,546,735.000

III-I Portfolio Diversification for Diversified Funds

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
7,762,747.075	51,033.000	9,094.000	1,546,735.000

III-U. Oil, Gas and Mineral Programs

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
7,762,747.075	51,033.000	9,094.000	1,546,735.000

V. Approval of Amended and Restated Agreements and Declaration of Trust. ("Number of Votes" represents all Funds that are series of DWS Advisor Funds II.)

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
18,337,453.842	74,369.000	97,082.000	6,249,180.000

IX. Approval of Reorganization into Another Trust. ("Number of Votes" represents all Funds that are series of DWS Advisor Funds II.)

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
7,751,392.075	42,550.000	28,932.000	1,546,735.000

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Account Management Resources

For shareholders of Institutional Class
Automated Information Lines

InvestorACCESS (800) 621-1048

Personalized account information, information on other DWS funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Institutional Class
Nasdaq Symbol	BTUSX
CUSIP Number	23339C 750
Fund Number	548

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Investment Company Capital Corporation, DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

February 2006

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may also submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS US Bond Index Fund, a series of DWS Advisor Funds II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS US Bond Index Fund, a series of DWS Advisor Funds II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 28, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 28, 2006